Provisions - Summary of Detailed Information of Provision (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Non-current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	€ 2,608	€ 3,064
Financial expense from provisions update	11	29
Charge / (Credit):	(1,260)	(485)
(+) additional provisions recognized, net	65	564
(+/-) Short-term transferred	(509)	0
(-) Amounts used during the year	(816)	(1,049)
Carrying amount at the end of the period	1,359	2,608
Non-current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	761	422
Financial expense from provisions update	11	29
Charge / (Credit):	(727)	310
(+) additional provisions recognized, net	45	310
(+/-) Short-term transferred	(509)	0
(-) Amounts used during the year	(263)	0
Carrying amount at the end of the period	45	761
Non-current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,847	2,642
Financial expense from provisions update	0	0
Charge / (Credit):	(533)	(795)
(+) additional provisions recognized, net	20	254
(+/-) Short-term transferred	0	0
(-) Amounts used during the year	(553)	(1,049)
Carrying amount at the end of the period	1,314	1,847
Current [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,964	2,349
Financial expense from provisions update	0	0
Charge / (Credit):	356	(385)
(+) additional provisions recognized, net	144	181
(+/-) Short-term transferred	509	0
(-) Amounts used during the year	(297)	(566)
Carrying amount at the end of the period	2,320	1,964
Current [Member] | Others [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	513	500
Financial expense from provisions update	0	0
Charge / (Credit):	497	13
(+) additional provisions recognized, net	0	13
(+/-) Short-term transferred	509	0
(-) Amounts used during the year	(12)	0
Carrying amount at the end of the period	1,010	513
Current [Member] | Service warranties [Member]
Disclosure of detailed information of provision [Line Items]
Carrying amount at the beginning of the year	1,451	1,849
Financial expense from provisions update	0	0
Charge / (Credit):	(141)	(398)
(+) additional provisions recognized, net	144	168
(+/-) Short-term transferred	0	0
(-) Amounts used during the year	(285)	(566)
Carrying amount at the end of the period	€ 1,310	€ 1,451